Common Stock - Additional Information (Details) - USD ($)							6 Months Ended	12 Months Ended
	May 07, 2021	Mar. 15, 2021	Jan. 05, 2021	Dec. 29, 2020	Dec. 02, 2020	Jan. 01, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Sep. 30, 2021	Dec. 24, 2020	May 21, 2020	Mar. 31, 2020	Dec. 31, 2018
Class Of Stock [Line Items]
Common stock, shares issued (in shares)		255,233,559						1		298,160,160
Exercise price of warrants issued										$ 0.96
Shares subject to issuance upon exercise of warrants then outstanding		10,681,327								28,597,994
Common stock, par value (in dollars per share)								$ 0.00001		$ 0.00001
ADOMANI, INC. [Member]
Class Of Stock [Line Items]
Common stock, shares issued (in shares)								112,670,580	73,125,538
Exercise price of warrants issued								$ 1.33	$ 4.45						$ 4.45
Shares subject to issuance upon exercise of warrants then outstanding								10,681,327	7,556,323						7,556,323
Gross proceeds from sale of common stock	$ 16,274,991
Consulting arrangement, monthly fee						$ 8,200
Consulting monthly cash fee paid						3,200
Common stock issued for services								$ 76,000	$ 55,000
Common stock, par value (in dollars per share)								$ 0.00001	$ 0.00001
Proceeds from Stock Options Exercised	211,219							$ 0	$ 7,000
ADOMANI, INC. [Member] | Subsequent Event [Member]
Class Of Stock [Line Items]
Common stock issued for services (in shares)			4,978
Common Stock [Member]
Class Of Stock [Line Items]
Shares subject to issuance upon exercise of warrants then outstanding										28,597,994
Common Stock [Member] | ADOMANI, INC. [Member]
Class Of Stock [Line Items]
Common stock issued for services						$ 5,000
Common shares issued to consultant								658,736
Common stock, par value (in dollars per share)												$ 0.00001
Common stock issued for services (in shares)							336,574	545,057,000	322,162
Common Stock [Member] | ADOMANI, INC. [Member] | Warrant [Member]
Class Of Stock [Line Items]
Issuance of warrant to purchase common stock								10,681,327
Experties In Public Funding Process [Member] | Common Stock [Member] | ADOMANI, INC. [Member]
Class Of Stock [Line Items]
Consulting arrangement, monthly fee														$ 5,000
Common shares issued to consultant								129,677
Bonus amount							$ 9,000	$ 9,000
Public funding transactions amount							$ 2,000,000
Percentage of entitlement to non publicly funded portion of transaction								1.00%
Expiration date of Agreement								Jun. 30, 2020
Bonus amount								$ 0
Public funding transactions amount								$ 0
Exchange Agreements [Member] | Common Stock [Member] | ADOMANI, INC. [Member] | Warrant [Member]
Class Of Stock [Line Items]
Common stock, shares issued (in shares)					27,499,985
Issuance of warrant to purchase common stock					5,499,997
Exercise price of warrants issued					$ 0.00001
Closing Date of Exchange					Dec. 04, 2020
First Closing [Member] | ADOMANI, INC. [Member]
Class Of Stock [Line Items]
Common stock, shares issued (in shares)				11,500,000
Proceeds net of offering costs				$ 5.3
Sale of stock, purchase price per share				$ 0.50
Issuance of warrant to purchase common stock				8,625,001
Exercise price of warrants issued				$ 0.50
Gross proceeds from sale of common stock				$ 5,425,000
First Closing [Member] | Underwriter Fees [Member] | ADOMANI, INC. [Member]
Class Of Stock [Line Items]
Common stock, shares issued (in shares)				650,000
Shares subject to issuance upon exercise of warrants then outstanding				487,500
Other commitments, service fees per month				$ 325,000
Second Closing [Member]
Class Of Stock [Line Items]
Issuance of warrant to purchase common stock											19,166,667
Second Closing [Member] | ADOMANI, INC. [Member]
Class Of Stock [Line Items]
Common stock, shares issued (in shares)				38,333,334
Sale of stock, purchase price per share				$ 0.45
Issuance of warrant to purchase common stock				19,166,670
Exercise price of warrants issued				$ 1.00
Gross proceeds from sale of common stock				$ 16,275,000
Second Closing [Member] | Underwriter Fees [Member] | ADOMANI, INC. [Member]
Class Of Stock [Line Items]
Common stock, shares issued (in shares)				2,166,667
Shares subject to issuance upon exercise of warrants then outstanding				1,083,333
Other commitments, service fees per month				$ 975,000
A D O M A N I Inc
Class Of Stock [Line Items]
Proceeds net of offering costs				$ 5,300,000
Gross proceeds from sale of common stock	$ 16,274,991
A D O M A N I Inc | First Closing [Member]
Class Of Stock [Line Items]
Common stock, shares issued (in shares)				11,500,000
Sale of stock, purchase price per share				$ 0.50
Issuance of warrant to purchase common stock				8,625,001
Exercise price of warrants issued				$ 0.50
A D O M A N I Inc | First Closing [Member] | Underwriter Fees [Member]
Class Of Stock [Line Items]
Common stock, shares issued (in shares)				650,000
Shares subject to issuance upon exercise of warrants then outstanding				487,500
Other commitments, service fees per month				$ 325,000
A D O M A N I Inc | Second Closing [Member]
Class Of Stock [Line Items]
Common stock, shares issued (in shares)	38,333,333
Sale of stock, purchase price per share	$ 0.45
Issuance of warrant to purchase common stock	19,166,667
Exercise price of warrants issued	$ 1.00
A D O M A N I Inc | Second Closing [Member] | Underwriter Fees [Member]
Class Of Stock [Line Items]
Common stock, shares issued (in shares)	2,166,666
Shares subject to issuance upon exercise of warrants then outstanding	1,083,330
Other commitments, service fees per month	$ 975,000
E V T D S
Class Of Stock [Line Items]
Common stock, shares issued (in shares)		142,558,001
Expertise In Marketing And Public Relations Strategy [Member] | Common Stock [Member] | ADOMANI, INC. [Member]
Class Of Stock [Line Items]
Consulting arrangement, monthly fee													$ 2,500
Common shares issued to consultant								78,806
Expiration date of Agreement								Dec. 31, 2020
Expertise In Marketing And Public Relations Strategy [Member] | Common Stock [Member] | ADOMANI, INC. [Member] | Subsequent Event [Member]
Class Of Stock [Line Items]
Common shares issued to consultant			83,784
Common stock issued for services (in shares)			4,978
Envirotech Electric Vehicles Inc [Member]
Class Of Stock [Line Items]
Shares subject to issuance upon exercise of warrants then outstanding		10,681,327
Cash Acquired In Merger		$ 3.3